UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00032

American Funds Fundamental Investors

(Exact Name of Registrant as Specified in Charter)

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Patrick F. Quan

American Funds Fundamental Investors

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Name and Address of Agent for Service)

Copies to:

Mark D. Perlow

K&L Gates LLP

Four Embarcadero Center, Suite 1200

San Francisco, California 94111

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Fundamental Investors® Semi-annual report for the six months ended June 30, 2014

Fundamental Investors seeks long-term growth of capital and income.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2014:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	16.01%	15.88%	8.71%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.63% for Class A shares as of the prospectus dated March 1, 2014.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

For the six months ended June 30, 2014, Fundamental Investors gained 5.34%. This return includes capital gains and quarterly dividends totaling 76.5 cents a share paid during the period.

The fund’s results trailed those of its primary benchmark, the unmanaged Standard & Poor’s 500 Composite Index, which rose 7.12%. Fundamental Investors also lagged its growth-and-income fund peers, as measured by the Lipper Growth and Income Funds Index, which advanced 5.96%.

Although the fund trailed both benchmarks in the short term, its record relative to theirs is strong over longer time frames. As shown in the table below, the fund’s results have surpassed those of its Lipper peers for all but the six-month period. It has also meaningfully outpaced the S&P 500 for the 10-year and lifetime periods — important considerations for those with long-term investing goals.

Results at a glance

For periods ended June 30, 2014, with all distributions reinvested

	Cumulative total returns		Average annual total returns
					Lifetime
	6 months	1 year	5 years	10 years	(since 8/1/78)
Fundamental Investors (Class A shares)	5.34%	23.09%	17.26%	9.36%	12.69%
Standard & Poor’s 500 Composite Index*	7.12	24.58	18.82	7.78	11.77
Lipper Growth and Income Funds Index	5.96	20.78	16.35	6.95	10.91
MSCI World Index*	6.18	24.05	14.99	7.25	9.90

* The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Fundamental Investors	1

Steady as she goes

On the heels of 2013’s strong stock market returns, the gains experienced during the beginning of 2014 were modest, as investors worried about a potential pullback in economic activity in the U.S., China and Japan. Uncertainty over the pace of the Federal Reserve’s shift in monetary policy also weighed on markets. The outlook improved in the second quarter as the U.S. economy showed signs of rebounding from a harsh winter. In the end, each of the 10 sectors that make up the index finished in the black for the period, with most accruing solid gains.

Fundamental Investors can invest up to 35% of its assets in companies based outside the U.S. That number stood at approximately 15% at June 30, as fund managers have continued to find more attractive opportunities among American firms. That said, as a group, non-U.S. holdings fared well as slow but steady growth returned to Europe — home to the majority of our overseas holdings —where strong corporate profits and increased mergers and acquisitions activity also buoyed markets.

A mix of returns at the top

Returns among the fund’s 10 largest holdings varied: Five of them sharply outpaced the broader market, two rose modestly and three finished in negative territory.

Microsoft, the fund’s largest holding, climbed 11.41% on an uptick in its enterprise business, optimism around the new management team’s ability to reverse money-losing strategies and the advantage it appears to have over its technology peers in moving many of its offerings to the cloud.

Also supporting results among the top 10 were Union Pacific (18.75%), Apple (15.93%), Wells Fargo (15.77%) and Merck (15.58%). Google (4.23%)* and Comcast (3.30%) notched single-digit gains.

After making strong contributions to the fund during recent periods, Amazon (–18.56%) lost ground over the six months. Part of its price decline stemmed from the fact that many investors turned away from stocks with high price-to-earnings multiples. But beyond the broader trend, investors showed concerns over the company’s low profit margins, slowing retail growth and escalating competition in the IT infrastructure service market — an increasingly important part of its business.

*	The fund holds two classes of Google shares — Class A shares, which were held for the full period, and Class C shares, which the company began issuing in early April 2014. The return shown is for Class A shares.

2	Fundamental Investors

Fundamental Investors’ 10 largest holdings	(as of June 30, 2014)

Company	Percent of net assets
Microsoft	3.27%
Amazon	3.13
Comcast	2.67
Google	2.32
Boeing	2.02
Apple	2.02
Philip Morris International	1.89
Union Pacific	1.87
Merck	1.82
Wells Fargo	1.82

Other top 10 holdings posting negative returns included Boeing (–6.78%) and Philip Morris International (–3.24%), both of which have been positive contributors to fund results in recent years.

Two important sectors

Although no energy company is among the fund’s 20 largest holdings, as of June 30 these investments composed about 10% of the portfolio. Together this broad mix of companies was among the biggest positive contributors to returns during the six months, as oil prices rose on concerns over geopolitical instability in oil- and gas-producing regions such as the Middle East and Ukraine. These headlines were the short-term story; looking beyond them reveals an industry experiencing generally favorable conditions. Though oil prices have risen, they remain within a range that is high enough to encourage exploration and production while also allowing for healthy profit, but not so high as to destroy consumer demand. In addition, many companies have shown a newfound commitment to exercising greater discretion in terms of the projects and initiatives on which they’re willing to spend their cash. Suncor Energy (21.63%), Baker Hughes (34.73%) and Royal Dutch Shell (15.84%) were among the strongest supporters.

The fund’s biotech and pharmaceuticals holdings also fared well during the period. The sector offers a mix of investment opportunities that align well with the fund’s primary objectives. For example, a number of our biotechnology investments are in firms in the early stages of growth. We believe they offer considerable opportunity

Fundamental Investors	3

for capital appreciation and, potentially, dividends down the road. On the other hand, a number of the larger, more established pharmaceutical companies in which we have stakes feature very attractive current yields, as well as fairly robust drug pipelines that we believe could drive future sales and push stock prices higher. Among biotech firms, Vertex (27.43%) and Gilead (10.33%) were additive; in addition to previously mentioned Merck, pharmaceutical companies AstraZeneca (25.50%) and Johnson & Johnson (14.23%) rose, although Bristol-Myers Squibb (–8.73%) and Pfizer (–3.10%) struggled.

Mindful of our mandate

Despite recent stock market gains, we continue to find investment opportunities across a range of sectors. As we analyze them, we remain mindful of, and committed to, the objectives that we have pursued throughout Fundamental Investors’ lifetime: long-term growth of capital and income. Our commitment to the latter goal was further demonstrated in the half-cent per share quarterly dividend increase that took effect in June. Although it may seem small, it amounts to an additional $25 million in dividend payouts over the coming 12 months and demonstrates our commitment to providing tangible return for investors.

As always, we thank you for your commitment to the fund.

Sincerely,

James F. Rothenberg Vice Chairman	Dina N. Perry President

August 13, 2014

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of July 31, 2014, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.23%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.16%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

4	Fundamental Investors

Summary investment portfolio June 30, 2014	unaudited

Industry sector diversification	Percent of net assets

Country diversification	Percent of net assets
United States	83.4%
Euro zone*	4.4
United Kingdom	3.1
Canada	2.9
Japan	1.0
Other countries	1.9
Short-term securities & other assets less liabilities	3.3

*	Countries using the euro as a common currency; those represented in the fund’s portfolio are France, Germany, Ireland, the Netherlands and Spain.

Fundamental Investors	5

Common stocks 96.71%	Shares	Value (000)	Percent of net assets
Financials 16.12%
Wells Fargo & Co.	24,415,916	$1,283,301	1.82%
American Express Co.	9,770,000	926,880	1.31
Capital One Financial Corp.	10,162,000	839,381	1.19
JPMorgan Chase & Co.	14,180,000	817,052	1.16
Berkshire Hathaway Inc., Class A1	3,330	632,369	.89
CME Group Inc., Class A	8,007,600	568,139	.80
ACE Ltd.	4,700,000	487,390	.69
Weyerhaeuser Co.[1]	14,000,107	463,263	.66
Legal & General Group PLC	119,784,921	462,070	.65
Other securities		4,915,366	6.95
		11,395,211	16.12

Consumer discretionary 16.01%
Amazon.com, Inc.[1]	6,807,800	2,211,037	3.13
Comcast Corp., Class A	35,135,000	1,886,047	2.67
Home Depot, Inc.	15,560,000	1,259,738	1.78
Walt Disney Co.	10,140,000	869,404	1.23
Time Warner Inc.	12,007,293	843,512	1.19
Twenty-First Century Fox, Inc., Class A	22,000,000	773,300	1.09
Other securities		3,473,580	4.92
		11,316,618	16.01

Information technology 15.89%
Microsoft Corp.	55,390,000	2,309,763	3.27
Google Inc., Class A1	1,462,800	855,255
Google Inc., Class C1	1,362,800	783,992	2.32
Apple Inc.	15,330,000	1,424,617	2.02
Avago Technologies Ltd.	10,126,993	729,852	1.03
Cisco Systems, Inc.	27,230,000	676,665	.96
ASML Holding NV	4,555,030	424,192	.93
ASML Holding NV (New York registered)	2,481,000	231,403
Texas Instruments Inc.	12,280,300	586,876	.83
Other securities		3,203,951	4.53
		11,226,566	15.89

Industrials 13.89%
Boeing Co.	11,225,000	1,428,157	2.02
Union Pacific Corp.	13,230,000	1,319,692	1.87
General Electric Co.	35,050,000	921,114	1.30
Caterpillar Inc.	7,025,000	763,407	1.08
Airbus Group NV	8,490,000	568,945	.81
Parker-Hannifin Corp.	4,350,000	546,925	.77
Lockheed Martin Corp.	3,113,200	500,385	.71
Rockwell Automation	3,500,000	438,060	.62
Other securities		3,326,705	4.71
		9,813,390	13.89

6	Fundamental Investors

	Shares	Value (000)	Percent of net assets
Health care 10.33%
Merck & Co., Inc.	22,285,000	$1,289,187	1.82%
Gilead Sciences, Inc.[1]	9,643,790	799,567	1.13
Vertex Pharmaceuticals Inc.[1]	6,215,000	588,436	.83
Express Scripts Holding Co.[1]	8,380,000	580,985	.82
Bristol-Myers Squibb Co.	10,100,000	489,951	.70
Other securities		3,549,802	5.03
		7,297,928	10.33

Energy 10.16%
ConocoPhillips	8,279,100	709,767	1.00
Suncor Energy Inc.	15,592,932	664,897	.94
Enbridge Inc.	11,385,767	540,238	.76
Noble Energy, Inc.	5,634,400	436,441	.62
Other securities		4,832,749	6.84
		7,184,092	10.16

Consumer staples 5.82%
Philip Morris International Inc.	15,820,000	1,333,784	1.89
Procter & Gamble Co.	8,160,000	641,294	.91
PepsiCo, Inc.	5,000,000	446,700	.63
Other securities		1,691,263	2.39
		4,113,041	5.82

Materials 4.32%
Potash Corp. of Saskatchewan Inc.	16,688,300	633,488	.90
LyondellBasell Industries NV, Class A	5,270,000	514,615	.73
FMC Corp.	6,408,000	456,185	.64
Other securities		1,450,825	2.05
		3,055,113	4.32

Telecommunication services 1.58%
Verizon Communications Inc.	9,921,369	485,452	.69
Other securities		631,386	.89
		1,116,838	1.58

Utilities 0.52%
Other securities		365,918	.52

Miscellaneous 2.07%
Other common stocks in initial period of acquisition		1,459,481	2.07

Total common stocks (cost: $44,289,165,000)		68,344,196	96.71

Fundamental Investors	7

Short-term securities 3.43%	Principal amount (000)	Value (000)	Percent of net assets
Federal Home Loan Bank 0.04%–0.10% due 7/2/2014–9/3/2014	$748,950	$748,928	1.06%
Freddie Mac 0.06%–0.17% due 7/7/2014–6/11/2015	549,300	549,065	.78
Coca-Cola Co. 0.11%–0.17% due 7/10/2014–12/1/2014[2]	156,300	156,259	.22
General Electric Capital Corp. 0.13%–0.16% due 8/5/2014–8/29/2014	100,000	99,990	.18
General Electric Co. 0.06% due 7/1/2014	29,700	29,700
Chariot Funding, LLC 0.26% due 1/26/2015[2]	25,000	24,969	.04
Microsoft Corp. 0.09% due 8/27/2014[2]	9,900	9,899	.01
Other securities		806,289	1.14

Total short-term securities (cost: $2,424,964,000)		2,425,099	3.43

Total investment securities (cost: $46,714,129,000)		70,769,295	100.14
Other assets less liabilities		(100,979)	(.14)

Net assets		$70,668,316	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

8	Fundamental Investors

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is included in “Other securities” under the respective industry sectors in the summary investment portfolio. Further details on these holdings and related transactions during the six months ended June 30, 2014, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 6/30/2014 (000)
CNO Financial Group, Inc.	11,900,000	—	—	11,900,000	$1,428	$211,820
Grafton Group PLC, units	15,037,000	—	—	15,037,000	1,374	149,259
					$2,802	$361,079

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $766,067,000, which represented 1.08% of the net assets of the fund.

See Notes to Financial Statements

Fundamental Investors	9

Financial statements

Statement of assets and liabilities	unaudited
at June 30, 2014	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $46,472,041)	$70,408,216
Affiliated issuers (cost: $242,088)	361,079	$70,769,295
Cash		36,636
Receivables for:
Sales of investments	3,821
Sales of fund’s shares	63,660
Dividends and interest	93,577	161,058
		70,966,989

Liabilities:
Payables for:
Purchases of investments	147,041
Repurchases of fund’s shares	108,467
Investment advisory services	14,249
Services provided by related parties	24,030
Trustees’ deferred compensation	4,321
Other	565	298,673
Net assets at June 30, 2014		$70,668,316

Net assets consist of:
Capital paid in on shares of beneficial interest		$43,062,509
Undistributed net investment income		620,683
Undistributed net realized gain		2,929,647
Net unrealized appreciation		24,055,477
Net assets at June 30, 2014		$70,668,316

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,310,632 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$43,390,268	804,384	$53.94
Class B	399,077	7,414	53.83
Class C	2,423,473	45,108	53.73
Class F-1	5,328,914	98,837	53.92
Class F-2	3,015,264	55,909	53.93
Class 529-A	1,691,911	31,398	53.89
Class 529-B	35,392	656	53.92
Class 529-C	437,286	8,122	53.84
Class 529-E	71,107	1,321	53.85
Class 529-F-1	73,303	1,361	53.86
Class R-1	172,323	3,208	53.72
Class R-2	795,246	14,805	53.71
Class R-3	2,735,089	50,811	53.83
Class R-4	2,838,719	52,717	53.85
Class R-5	1,933,849	35,835	53.97
Class R-6	5,327,095	98,746	53.95

See Notes to Financial Statements

10	Fundamental Investors

Statement of operations	unaudited
for the six months ended June 30, 2014	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $13,353; also includes $2,802 from affiliates)	$1,022,006
Interest	1,517	$1,023,523

Fees and expenses*:
Investment advisory services	83,072
Distribution services	87,079
Transfer agent services	35,224
Administrative services	8,425
Reports to shareholders	1,473
Registration statement and prospectus	622
Trustees’ compensation	421
Auditing and legal	32
Custodian	466
Other	1,190	218,004
Net investment income		805,519

Net realized gain and unrealized depreciation on investments and currency:
Net realized gain (loss) on:
Investments	2,922,405
Currency transactions	(869)	2,921,536
Net unrealized depreciation on:
Investments	(141,581)
Currency translations	(793)	(142,374)
Net realized gain and unrealized depreciation on investments and currency		2,779,162

Net increase in net assets resulting from operations		$3,584,681

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Fundamental Investors	11

Statements of changes in net assets
(dollars in thousands)

	Six months ended June 30, 2014*	Year ended December 31, 2013

Operations:
Net investment income	$805,519	$782,656
Net realized gain on investments and currency transactions	2,921,536	3,712,613
Net unrealized (depreciation) appreciation on investments and currency translations	(142,374)	11,837,702
Net increase in net assets resulting from operations	3,584,681	16,332,971

Dividends and distributions paid to shareholders:
Dividends from net investment income	(334,894)	(807,959)
Distributions from net realized gain on investments	(651,025)	(1,168,741)
Total dividends and distributions paid to shareholders	(985,919)	(1,976,700)

Net capital share transactions	392,542	1,312,946

Total increase in net assets	2,991,304	15,669,217

Net assets:
Beginning of period	67,677,012	52,007,795
End of period (including undistributed net investment income: $620,683 and $150,058, respectively)	$70,668,316	$67,677,012

* Unaudited.

See Notes to Financial Statements

12	Fundamental Investors

Notes to financial statements	unaudited

1. Organization

American Funds Fundamental Investors (the “trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, Fundamental Investors (the “fund”). The fund seeks long-term growth of capital and income.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

* Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

Fundamental Investors	13

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

14	Fundamental Investors

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Fundamental Investors	15

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation

16	Fundamental Investors

Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2014 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$11,395,211	$—	$—	$11,395,211
Consumer discretionary	11,316,618	—	—	11,316,618
Information technology	11,226,566	—	—	11,226,566
Industrials	9,813,390	—	—	9,813,390
Health care	7,297,928	—	—	7,297,928
Energy	7,184,092	—	—	7,184,092
Consumer staples	4,113,041	—	—	4,113,041
Materials	3,055,113	—	—	3,055,113
Telecommunication services	1,116,838	—	—	1,116,838
Utilities	365,918	—	—	365,918
Miscellaneous	1,459,481	—	—	1,459,481
Short-term securities	—	2,425,099	—	2,425,099
Total	$68,344,196	$2,425,099	$—	$70,769,295

Fundamental Investors	17

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers of securities held by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

18	Fundamental Investors

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2014, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2010, by state tax authorities for tax years before 2009 and by tax authorities outside the U.S. for tax years before 2007.

Non-U.S. taxation — Dividend income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

Fundamental Investors	19

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2013, the fund had tax basis undistributed ordinary income of $184,333,000 and undistributed long-term capital gains of $635,539,000.

As of June 30, 2014, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$24,382,830
Gross unrealized depreciation on investment securities	(333,029)
Net unrealized appreciation on investment securities	24,049,801
Cost of investment securities	46,719,494

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended June 30, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$212,962	$401,058	$614,020	$513,793	$720,627	$1,234,420
Class B	453	4,128	4,581	2,649	8,096	10,745
Class C	2,623	22,565	25,188	12,323	40,660	52,983
Class F-1	25,276	51,046	76,322	63,656	91,663	155,319
Class F-2	16,843	24,809	41,652	31,514	42,802	74,316
Class 529-A	7,508	15,432	22,940	18,052	27,333	45,385
Class 529-B	16	356	372	178	703	881
Class 529-C	318	4,028	4,346	1,902	7,181	9,083
Class 529-E	234	647	881	623	1,153	1,776
Class 529-F-1	395	651	1,046	877	1,146	2,023
Class R-1	197	1,634	1,831	939	2,988	3,927
Class R-2	975	7,428	8,403	4,611	13,460	18,071
Class R-3	9,014	26,063	35,077	27,448	48,796	76,244
Class R-4	13,596	27,241	40,837	35,636	50,408	86,044
Class R-5	12,260	19,133	31,393	28,959	34,053	63,012
Class R-6	32,224	44,806	77,030	64,799	77,672	142,471
Total	$334,894	$651,025	$985,919	$807,959	$1,168,741	$1,976,700

20	Fundamental Investors

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.390% on the first $1 billion of daily net assets and decreasing to 0.232% on such assets in excess of $55 billion. For the six months ended June 30, 2014, the investment advisory services fee was $83,072,000, which was equivalent to an annualized rate of 0.247% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2014, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Fundamental Investors	21

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. During the period January 1, 2014, to March 31, 2014, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. Effective April 1, 2014, the quarterly fee was amended to provide for reduced annual rates of 0.07%, 0.06% and 0.05% over $30 billion, $50 billion and $70 billion, respectively, of the net assets invested in Class 529 shares of the American Funds. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. The Commonwealth of Virginia is not considered a related party to the fund.

22	Fundamental Investors

For the six months ended June 30, 2014, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$48,886	$23,242	$2,071	Not applicable
Class B	2,097	251	Not applicable	Not applicable
Class C	11,587	1,310	580	Not applicable
Class F-1	6,523	2,749	1,310	Not applicable
Class F-2	Not applicable	1,279	652	Not applicable
Class 529-A	1,731	718	399	$741
Class 529-B	182	19	9	17
Class 529-C	2,067	200	104	193
Class 529-E	167	17	17	31
Class 529-F-1	—	30	17	31
Class R-1	836	91	42	Not applicable
Class R-2	2,849	1,284	191	Not applicable
Class R-3	6,670	2,088	668	Not applicable
Class R-4	3,484	1,449	698	Not applicable
Class R-5	Not applicable	487	481	Not applicable
Class R-6	Not applicable	10	1,186	Not applicable
Total class-specific expenses	$87,079	$35,224	$8,425	$1,013

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $421,000 in the fund’s statement of operations includes $181,000 in current fees (either paid in cash or deferred) and a net increase of $240,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Fundamental Investors	23

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2014

Class A	$1,764,902	34,173	$602,665	11,735	$(2,391,074)	(46,157)	$(23,507)	(249)
Class B	3,112	60	4,549	89	(90,458)	(1,751)	(82,797)	(1,602)
Class C	167,451	3,260	24,813	487	(210,288)	(4,081)	(18,024)	(334)
Class F-1	455,570	8,835	75,830	1,478	(709,179)	(13,620)	(177,779)	(3,307)
Class F-2	629,020	12,071	39,330	765	(246,230)	(4,755)	422,120	8,081
Class 529-A	90,557	1,754	22,938	448	(73,891)	(1,427)	39,604	775
Class 529-B	501	10	372	7	(7,396)	(143)	(6,523)	(126)
Class 529-C	26,274	509	4,346	85	(25,630)	(495)	4,990	99
Class 529-E	3,755	73	881	17	(3,171)	(61)	1,465	29
Class 529-F-1	6,574	127	1,045	21	(4,295)	(84)	3,324	64
Class R-1	12,923	251	1,829	36	(20,039)	(387)	(5,287)	(100)
Class R-2	78,249	1,522	8,399	165	(97,121)	(1,887)	(10,473)	(200)
Class R-3	229,806	4,464	35,062	686	(424,572)	(8,224)	(159,704)	(3,074)
Class R-4	271,938	5,262	40,833	797	(419,759)	(8,108)	(106,988)	(2,049)
Class R-5	241,720	4,676	31,353	610	(374,644)	(7,232)	(101,571)	(1,946)
Class R-6	764,405	14,758	77,029	1,497	(227,742)	(4,394)	613,692	11,861
Total net increase (decrease)	$4,746,757	91,805	$971,274	18,923	$(5,325,489)	(102,806)	$392,542	7,922

Year ended December 31, 2013

Class A	$3,448,489	74,176	$1,210,350	24,454	$(4,317,349)	(92,697)	$341,490	5,933
Class B	11,393	245	10,666	213	(132,485)	(2,869)	(110,426)	(2,411)
Class C	313,424	6,762	52,176	1,042	(368,787)	(7,951)	(3,187)	(147)
Class F-1	924,486	19,827	154,281	3,119	(1,468,666)	(31,298)	(389,899)	(8,352)
Class F-2	839,064	17,327	69,565	1,404	(382,030)	(8,207)	526,599	10,524
Class 529-A	177,318	3,813	45,378	916	(146,630)	(3,152)	76,066	1,577
Class 529-B	1,100	24	880	17	(12,335)	(267)	(10,355)	(226)
Class 529-C	48,976	1,051	9,079	181	(47,863)	(1,030)	10,192	202
Class 529-E	8,384	179	1,776	35	(7,139)	(152)	3,021	62
Class 529-F-1	13,441	286	2,019	41	(10,249)	(217)	5,211	110
Class R-1	28,443	616	3,921	78	(44,951)	(978)	(12,587)	(284)
Class R-2	161,540	3,505	18,065	362	(201,324)	(4,358)	(21,719)	(491)
Class R-3	522,597	11,370	76,219	1,537	(801,668)	(17,177)	(202,852)	(4,270)
Class R-4	499,256	10,776	86,040	1,742	(768,659)	(16,467)	(183,363)	(3,949)
Class R-5	367,587	7,932	62,957	1,277	(399,954)	(8,586)	30,590	623
Class R-6	1,559,432	34,497	142,471	2,886	(447,738)	(9,581)	1,254,165	27,802
Total net increase (decrease)	$8,924,930	192,386	$1,945,843	39,304	$(9,557,827)	(204,987)	$1,312,946	26,703

* Includes exchanges between share classes of the fund.

24	Fundamental Investors

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $11,072,921,000 and $10,841,389,000, respectively, during the six months ended June 30, 2014.

Fundamental Investors	25

Financial highlights

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income[2,3]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:	Six months ended 6/30/2014[5,6]	$51.97	$.62	$2.12	$2.74
	Year ended 12/31/2013	40.78	.63	12.13	12.76
	Year ended 12/31/2012	35.39	.64	5.40	6.04
	Year ended 12/31/2011	36.70	.60	(1.29)	(.69)
	Year ended 12/31/2010	32.73	.59	3.95	4.54
	Year ended 12/31/2009	24.98	.44	7.79	8.23
Class B:	Six months ended 6/30/2014[5,6]	51.86	.44	2.09	2.53
	Year ended 12/31/2013	40.68	.27	12.11	12.38
	Year ended 12/31/2012	35.30	.34	5.39	5.73
	Year ended 12/31/2011	36.60	.31	(1.28)	(.97)
	Year ended 12/31/2010	32.64	.33	3.94	4.27
	Year ended 12/31/2009	24.92	.23	7.76	7.99
Class C:	Six months ended 6/30/2014[5,6]	51.77	.42	2.10	2.52
	Year ended 12/31/2013	40.63	.25	12.09	12.34
	Year ended 12/31/2012	35.26	.33	5.38	5.71
	Year ended 12/31/2011	36.56	.30	(1.28)	(.98)
	Year ended 12/31/2010	32.61	.32	3.94	4.26
	Year ended 12/31/2009	24.90	.22	7.75	7.97
Class F-1:	Six months ended 6/30/2014[5,6]	51.95	.61	2.11	2.72
	Year ended 12/31/2013	40.76	.59	12.14	12.73
	Year ended 12/31/2012	35.37	.64	5.39	6.03
	Year ended 12/31/2011	36.68	.59	(1.29)	(.70)
	Year ended 12/31/2010	32.72	.59	3.93	4.52
	Year ended 12/31/2009	24.97	.45	7.79	8.24
Class F-2:	Six months ended 6/30/2014[5,6]	51.96	.67	2.12	2.79
	Year ended 12/31/2013	40.77	.74	12.13	12.87
	Year ended 12/31/2012	35.39	.76	5.37	6.13
	Year ended 12/31/2011	36.70	.68	(1.29)	(.61)
	Year ended 12/31/2010	32.73	.67	3.95	4.62
	Year ended 12/31/2009	24.98	.49	7.81	8.30

26	Fundamental Investors

Dividends and distributions
Dividends (from net investment	Distributions (from capital	Total dividends and	Net asset value, end	Total	Net assets, end of period	Ratio of expenses to average		Ratio of net income to average
income)	gains)	distributions	of period	return[4]	(in millions)	net assets		net assets[2,3]
$(.27)	$(.50)	$(.77)	$53.94	5.34%	$43,390	.61%[7]		2.43%[7]
(.65)	(.92)	(1.57)	51.97	31.49	41,820	.63		1.35
(.65)	—	(.65)	40.78	17.14	32,568	.65		1.66
(.62)	—	(.62)	35.39	(1.89)	30,176	.63		1.62
(.57)	—	(.57)	36.70	14.05	33,089	.64		1.78
(.48)	—	(.48)	32.73	33.36	30,954	.69		1.60
(.06)	(.50)	(.56)	53.83	4.94	399	1.37	[7]	1.70	[7]
(.28)	(.92)	(1.20)	51.86	30.53	468	1.39		.59
(.35)	—	(.35)	40.68	16.25	465	1.41		.89
(.33)	—	(.33)	35.30	(2.64)	545	1.40		.85
(.31)	—	(.31)	36.60	13.18	746	1.41		1.01
(.27)	—	(.27)	32.64	32.30	897	1.46		.85
(.06)	(.50)	(.56)	53.73	4.92	2,424	1.42	[7]	1.63	[7]
(.28)	(.92)	(1.20)	51.77	30.44	2,352	1.43		.54
(.34)	—	(.34)	40.63	16.21	1,852	1.45		.86
(.32)	—	(.32)	35.26	(2.67)	1,804	1.44		.82
(.31)	—	(.31)	36.56	13.13	2,081	1.44		.98
(.26)	—	(.26)	32.61	32.26	1,925	1.48		.81
(.25)	(.50)	(.75)	53.92	5.31	5,329	.66	[7]	2.39	[7]
(.62)	(.92)	(1.54)	51.95	31.42	5,306	.70		1.27
(.64)	—	(.64)	40.76	17.12	4,503	.66		1.65
(.61)	—	(.61)	35.37	(1.92)	4,285	.67		1.60
(.56)	—	(.56)	36.68	14.01	4,330	.66		1.77
(.49)	—	(.49)	32.72	33.40	3,868	.67		1.61
(.32)	(.50)	(.82)	53.93	5.45	3,015	.40	[7]	2.62	[7]
(.76)	(.92)	(1.68)	51.96	31.80	2,485	.41		1.58
(.75)	—	(.75)	40.77	17.39	1,521	.41		1.96
(.70)	—	(.70)	35.39	(1.67)	915	.42		1.85
(.65)	—	(.65)	36.70	14.32	888	.40		2.03
(.55)	—	(.55)	32.73	33.72	641	.43		1.69

See page 32 for footnotes.

Fundamental Investors	27

Financial highlights (continued)

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income[2,3]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:	Six months ended 6/30/2014[5,6]	$51.92	$.60	$2.11	$2.71
	Year ended 12/31/2013	40.74	.59	12.12	12.71
	Year ended 12/31/2012	35.36	.61	5.39	6.00
	Year ended 12/31/2011	36.67	.57	(1.29)	(.72)
	Year ended 12/31/2010	32.71	.58	3.93	4.51
	Year ended 12/31/2009	24.97	.43	7.78	8.21
Class 529-B:	Six months ended 6/30/2014[5,6]	51.95	.40	2.09	2.49
	Year ended 12/31/2013	40.75	.21	12.13	12.34
	Year ended 12/31/2012	35.36	.29	5.39	5.68
	Year ended 12/31/2011	36.66	.27	(1.28)	(1.01)
	Year ended 12/31/2010	32.69	.30	3.95	4.25
	Year ended 12/31/2009	24.96	.20	7.77	7.97
Class 529-C:	Six months ended 6/30/2014[5,6]	51.88	.40	2.10	2.50
	Year ended 12/31/2013	40.71	.22	12.11	12.33
	Year ended 12/31/2012	35.34	.30	5.38	5.68
	Year ended 12/31/2011	36.64	.28	(1.28)	(1.00)
	Year ended 12/31/2010	32.69	.31	3.93	4.24
	Year ended 12/31/2009	24.95	.20	7.78	7.98
Class 529-E:	Six months ended 6/30/2014[5,6]	51.89	.54	2.10	2.64
	Year ended 12/31/2013	40.71	.47	12.13	12.60
	Year ended 12/31/2012	35.34	.52	5.37	5.89
	Year ended 12/31/2011	36.65	.47	(1.29)	(.82)
	Year ended 12/31/2010	32.69	.48	3.94	4.42
	Year ended 12/31/2009	24.95	.34	7.78	8.12
Class 529-F-1:	Six months ended 6/30/2014[5,6]	51.89	.65	2.12	2.77
	Year ended 12/31/2013	40.71	.69	12.12	12.81
	Year ended 12/31/2012	35.33	.69	5.39	6.08
	Year ended 12/31/2011	36.65	.65	(1.30)	(.65)
	Year ended 12/31/2010	32.69	.65	3.93	4.58
	Year ended 12/31/2009	24.95	.48	7.78	8.26

28	Fundamental Investors

Dividends and distributions
Dividends (from net investment	Distributions (from capital	Total dividends and	Net asset value, end	Total	Net assets, end of period	Ratio of expenses to average		Ratio of net income to average
income)	gains)	distributions	of period	return[4]	(in millions)	net assets		net assets[2,3]
$(.24)	$(.50)	$(.74)	$53.89	5.30%	$1,692	.71%[7]		2.33%[7]
(.61)	(.92)	(1.53)	51.92	31.39	1,590	.72		1.26
(.62)	—	(.62)	40.74	17.03	1,183	.73		1.59
(.59)	—	(.59)	35.36	(1.97)	977	.71		1.55
(.55)	—	(.55)	36.67	13.98	916	.69		1.74
(.47)	—	(.47)	32.71	33.30	723	.73		1.55
(.02)	(.50)	(.52)	53.92	4.86	36	1.50	[7]	1.57	[7]
(.22)	(.92)	(1.14)	51.95	30.36	41	1.52		.46
(.29)	—	(.29)	40.75	16.09	41	1.54		.76
(.29)	—	(.29)	35.36	(2.74)	48	1.51		.74
(.28)	—	(.28)	36.66	13.09	63	1.50		.92
(.24)	—	(.24)	32.69	32.16	71	1.55		.74
(.04)	(.50)	(.54)	53.84	4.87	437	1.49	[7]	1.55	[7]
(.24)	(.92)	(1.16)	51.88	30.37	416	1.51		.47
(.31)	—	(.31)	40.71	16.09	319	1.53		.79
(.30)	—	(.30)	35.34	(2.72)	273	1.51		.76
(.29)	—	(.29)	36.64	13.05	265	1.49		.94
(.24)	—	(.24)	32.69	32.22	215	1.55		.74
(.18)	(.50)	(.68)	53.85	5.16	71	.95	[7]	2.09	[7]
(.50)	(.92)	(1.42)	51.89	31.10	67	.96		1.02
(.52)	—	(.52)	40.71	16.73	50	.98		1.34
(.49)	—	(.49)	35.34	(2.23)	42	.98		1.29
(.46)	—	(.46)	36.65	13.66	41	.98		1.45
(.38)	—	(.38)	32.69	32.89	32	1.04		1.24
(.30)	(.50)	(.80)	53.86	5.41	73	.49	[7]	2.55	[7]
(.71)	(.92)	(1.63)	51.89	31.70	67	.51		1.47
(.70)	—	(.70)	40.71	17.25	48	.52		1.79
(.67)	—	(.67)	35.33	(1.75)	40	.50		1.77
(.62)	—	(.62)	36.65	14.22	37	.48		1.95
(.52)	—	(.52)	32.69	33.56	27	.54		1.74

See page 32 for footnotes.

Fundamental Investors	29

Financial highlights (continued)

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income[2,3]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-1:	Six months ended 6/30/2014[5,6]	$51.77	$.42	$2.09	$2.51
	Year ended 12/31/2013	40.62	.26	12.09	12.35
	Year ended 12/31/2012	35.26	.34	5.37	5.71
	Year ended 12/31/2011	36.56	.31	(1.28)	(.97)
	Year ended 12/31/2010	32.62	.33	3.93	4.26
	Year ended 12/31/2009	24.90	.22	7.76	7.98
Class R-2:	Six months ended 6/30/2014[5,6]	51.76	.42	2.10	2.52
	Year ended 12/31/2013	40.62	.29	12.08	12.37
	Year ended 12/31/2012	35.26	.35	5.37	5.72
	Year ended 12/31/2011	36.56	.31	(1.28)	(.97)
	Year ended 12/31/2010	32.61	.33	3.93	4.26
	Year ended 12/31/2009	24.89	.21	7.76	7.97
Class R-3:	Six months ended 6/30/2014[5,6]	51.87	.53	2.10	2.63
	Year ended 12/31/2013	40.70	.48	12.11	12.59
	Year ended 12/31/2012	35.32	.52	5.39	5.91
	Year ended 12/31/2011	36.63	.48	(1.29)	(.81)
	Year ended 12/31/2010	32.67	.49	3.94	4.43
	Year ended 12/31/2009	24.94	.36	7.77	8.13
Class R-4:	Six months ended 6/30/2014[5,6]	51.88	.61	2.11	2.72
	Year ended 12/31/2013	40.71	.61	12.12	12.73
	Year ended 12/31/2012	35.33	.64	5.39	6.03
	Year ended 12/31/2011	36.64	.59	(1.30)	(.71)
	Year ended 12/31/2010	32.68	.59	3.93	4.52
	Year ended 12/31/2009	24.95	.44	7.77	8.21
Class R-5:	Six months ended 6/30/2014[5,6]	51.99	.70	2.11	2.81
	Year ended 12/31/2013	40.79	.76	12.14	12.90
	Year ended 12/31/2012	35.40	.75	5.40	6.15
	Year ended 12/31/2011	36.71	.70	(1.30)	(.60)
	Year ended 12/31/2010	32.74	.69	3.94	4.63
	Year ended 12/31/2009	24.99	.52	7.79	8.31
Class R-6:	Six months ended 6/30/2014[5,6]	51.98	.70	2.11	2.81
	Year ended 12/31/2013	40.78	.79	12.13	12.92
	Year ended 12/31/2012	35.39	.79	5.38	6.17
	Year ended 12/31/2011	36.70	.72	(1.30)	(.58)
	Year ended 12/31/2010	32.74	.71	3.93	4.64
	Period from 5/1/2009 to 12/31/2009[5,8]	25.63	.37	7.17	7.54

30	Fundamental Investors

Dividends and distributions
Dividends (from net investment	Distributions (from capital	Total dividends and	Net asset value, end	Total	Net assets, end of period	Ratio of expenses to average		Ratio of net income to average
income)	gains)	distributions	of period	return[4]	(in millions)	net assets		net assets[2,3]
$(.06)	$(.50)	$(.56)	$53.72	4.91%	$172	1.41%[7]		1.63%[7]
(.28)	(.92)	(1.20)	51.77	30.50	171	1.41		.57
(.35)	—	(.35)	40.62	16.22	146	1.42		.88
(.33)	—	(.33)	35.26	(2.65)	142	1.43		.84
(.32)	—	(.32)	36.56	13.13	138	1.43		1.01
(.26)	—	(.26)	32.62	32.30	98	1.47		.80
(.07)	(.50)	(.57)	53.71	4.92	795	1.39	[7]	1.65	[7]
(.31)	(.92)	(1.23)	51.76	30.55	777	1.36		.62
(.36)	—	(.36)	40.62	16.24	630	1.40		.91
(.33)	—	(.33)	35.26	(2.64)	589	1.41		.85
(.31)	—	(.31)	36.56	13.15	631	1.42		1.00
(.25)	—	(.25)	32.61	32.22	550	1.52		.77
(.17)	(.50)	(.67)	53.83	5.15	2,735	.96	[7]	2.09	[7]
(.50)	(.92)	(1.42)	51.87	31.09	2,795	.96		1.02
(.53)	—	(.53)	40.70	16.78	2,367	.96		1.35
(.50)	—	(.50)	35.32	(2.22)	2,146	.96		1.30
(.47)	—	(.47)	36.63	13.69	2,177	.96		1.47
(.40)	—	(.40)	32.67	32.93	1,707	.99		1.29
(.25)	(.50)	(.75)	53.85	5.32	2,839	.66	[7]	2.39	[7]
(.64)	(.92)	(1.56)	51.88	31.47	2,842	.66		1.32
(.65)	—	(.65)	40.71	17.13	2,390	.66		1.65
(.60)	—	(.60)	35.33	(1.92)	2,123	.66		1.60
(.56)	—	(.56)	36.64	14.02	2,050	.66		1.77
(.48)	—	(.48)	32.68	33.31	1,545	.69		1.58
(.33)	(.50)	(.83)	53.97	5.49	1,934	.36	[7]	2.71	[7]
(.78)	(.92)	(1.70)	51.99	31.87	1,964	.36		1.62
(.76)	—	(.76)	40.79	17.47	1,516	.36		1.95
(.71)	—	(.71)	35.40	(1.62)	1,394	.36		1.89
(.66)	—	(.66)	36.71	14.37	1,419	.36		2.06
(.56)	—	(.56)	32.74	33.75	1,269	.39		1.92
(.34)	(.50)	(.84)	53.95	5.50	5,327	.31	[7]	2.72	[7]
(.80)	(.92)	(1.72)	51.98	31.95	4,516	.31		1.68
(.78)	—	(.78)	40.78	17.53	2,409	.31		2.03
(.73)	—	(.73)	35.39	(1.57)	1,421	.31		1.97
(.68)	—	(.68)	36.70	14.39	950	.32		2.13
(.43)	—	(.43)	32.74	29.60	596	.35	[7]	1.87	[7]

See page 32 for footnotes.

Fundamental Investors	31

Financial highlights (continued)

	Six months
	ended
	June 30,	Year ended December 31
	2014[5,6]	2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	17%	34%	28%	28%	32%	30%

[1]	Based on average shares outstanding.
[2]	For the year ended December 31, 2010, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.07 and .21 percentage points, respectively. The impact to the other share classes would have been similar.
[3]	For the six months ended June 30, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.27 and .52 percentage points, respectively. The impact to the other share classes would have been similar.
[4]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Unaudited.
[7]	Annualized.
[8]	Class R-6 shares were offered beginning May 1, 2009.

See Notes to Financial Statements

32	Fundamental Investors

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2014, through June 30, 2014).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fundamental Investors	33

	Beginning account value 1/1/2014	Ending account value 6/30/2014	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,053.39	$3.11	.61%
Class A — assumed 5% return	1,000.00	1,021.77	3.06	.61
Class B — actual return	1,000.00	1,049.42	6.96	1.37
Class B — assumed 5% return	1,000.00	1,018.00	6.85	1.37
Class C — actual return	1,000.00	1,049.24	7.22	1.42
Class C — assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class F-1 — actual return	1,000.00	1,053.11	3.36	.66
Class F-1 — assumed 5% return	1,000.00	1,021.52	3.31	.66
Class F-2 — actual return	1,000.00	1,054.55	2.04	.40
Class F-2 — assumed 5% return	1,000.00	1,022.81	2.01	.40
Class 529-A — actual return	1,000.00	1,052.96	3.61	.71
Class 529-A — assumed 5% return	1,000.00	1,021.27	3.56	.71
Class 529-B — actual return	1,000.00	1,048.58	7.62	1.50
Class 529-B — assumed 5% return	1,000.00	1,017.36	7.50	1.50
Class 529-C — actual return	1,000.00	1,048.70	7.57	1.49
Class 529-C — assumed 5% return	1,000.00	1,017.41	7.45	1.49
Class 529-E — actual return	1,000.00	1,051.58	4.83	.95
Class 529-E — assumed 5% return	1,000.00	1,020.08	4.76	.95
Class 529-F-1 — actual return	1,000.00	1,054.15	2.50	.49
Class 529-F-1 — assumed 5% return	1,000.00	1,022.36	2.46	.49
Class R-1 — actual return	1,000.00	1,049.10	7.16	1.41
Class R-1 — assumed 5% return	1,000.00	1,017.80	7.05	1.41
Class R-2 — actual return	1,000.00	1,049.17	7.06	1.39
Class R-2 — assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class R-3 — actual return	1,000.00	1,051.52	4.88	.96
Class R-3 — assumed 5% return	1,000.00	1,020.03	4.81	.96
Class R-4 — actual return	1,000.00	1,053.20	3.36	.66
Class R-4 — assumed 5% return	1,000.00	1,021.52	3.31	.66
Class R-5 — actual return	1,000.00	1,054.90	1.83	.36
Class R-5 — assumed 5% return	1,000.00	1,023.01	1.81	.36
Class R-6 — actual return	1,000.00	1,054.99	1.58	.31
Class R-6 — assumed 5% return	1,000.00	1,023.26	1.56	.31

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

34	Fundamental Investors

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Fundamental Investors	35

Office of the fund

One Market
Steuart Tower, Suite 2000
San Francisco, CA 94105-1409

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, CA 94111-5994

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

36	Fundamental Investors

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete June 30, 2014, portfolio of Fundamental Investors’ investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Fundamental Investors files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Fundamental Investors, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2014, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 26 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 56% of 10-year periods and 57% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2013.
[2]	Based on Class A share results for rolling periods through December 31, 2013. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	Based on management fees for the 20-year period ended December 31, 2013, versus comparable Lipper categories, excluding funds of funds.

Printed on paper containing 10% post-consumer waste Printed with inks containing soy and/or vegetable oil
Lit No. MFGESRX-010-0814P Litho in USA KBDA/ALD/8083-S42819

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Fundamental Investors Investment Portfolio June 30, 2014

unaudited

Common stocks 96.71%
		Value
Financials 16.12%	Shares	(000)

Wells Fargo & Co.	24,415,916	$ 1,283,301
American Express Co.	9,770,000	926,880
Capital One Financial Corp.	10,162,000	839,381
JPMorgan Chase & Co.	14,180,000	817,052
Berkshire Hathaway Inc., Class A1	3,330	632,369
CME Group Inc., Class A	8,007,600	568,139
ACE Ltd.	4,700,000	487,390
Weyerhaeuser Co.[1]	14,000,107	463,263
Legal & General Group PLC	119,784,921	462,070
American International Group, Inc.	7,641,700	417,084
Goldman Sachs Group, Inc.	2,438,200	408,252
Moody's Corp.	4,420,000	387,457
SunTrust Banks, Inc.	9,603,987	384,736
Citigroup Inc.	8,000,000	376,800
McGraw Hill Financial, Inc.	4,405,000	365,747
Deutsche Bank AG	9,655,944	339,736
Equity Residential	4,926,804	310,389
Aon PLC, Class A	2,860,000	257,657
BlackRock, Inc.	730,000	233,308
CNO Financial Group, Inc.[2]	11,900,000	211,820
KeyCorp	14,060,000	201,480
XL Group PLC	6,000,000	196,380
American Tower Corp.	2,000,000	179,960
Svenska Handelsbanken AB, Class A	2,790,000	136,586
Charles Schwab Corp.	5,000,000	134,650
Leucadia National Corp.	4,589,846	120,346
Digital Realty Trust, Inc.	1,665,000	97,103
Crown Castle International Corp.	1,251,522	92,938
Sumitomo Mitsui Financial Group, Inc.	600,000	25,136
AXA SA	1,000,000	23,901
Industrial and Commercial Bank of China Ltd., Class H	21,986,000	13,900
		11,395,211

Consumer discretionary 16.01%

Amazon.com, Inc.[1]	6,807,800	2,211,037
Comcast Corp., Class A	35,135,000	1,886,047
Home Depot, Inc.	15,560,000	1,259,738
Walt Disney Co.	10,140,000	869,404
Time Warner Inc.	12,007,293	843,512
Twenty-First Century Fox, Inc., Class A	22,000,000	773,300
Expedia, Inc.	4,891,000	385,215
Marriott International, Inc., Class A	4,693,545	300,856
Carnival Corp., units	7,920,000	298,188
Macy's, Inc.	5,000,000	290,100
NIKE, Inc., Class B	3,400,000	263,670
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

CBS Corp., Class B	4,125,000	$ 256,328
Johnson Controls, Inc.	4,600,000	229,678
Viacom Inc., Class B	2,580,000	223,763
Altice SA1	3,005,000	209,358
Naspers Ltd., Class N	1,700,000	200,132
Lowe's Companies, Inc.	3,430,000	164,606
Liberty Global PLC, Class C1	2,353,511	99,577
Liberty Global PLC, Class A1	863,679	38,192
Ralph Lauren Corp., Class A	846,700	136,056
VF Corp.	1,400,000	88,200
Starbucks Corp.	965,000	74,672
Toyota Motor Corp.	930,000	55,852
Las Vegas Sands Corp.	426,141	32,481
D.R. Horton, Inc.	1,300,000	31,954
Lennar Corp., Class A	740,000	31,065
Toll Brothers, Inc.[1]	640,000	23,616
Industria de Diseño Textil, SA	140,000	21,547
Time Inc.[1]	762,750	18,474
		11,316,618

Information technology 15.89%

Microsoft Corp.	55,390,000	2,309,763
Google Inc., Class A1	1,462,800	855,255
Google Inc., Class C1	1,362,800	783,992
Apple Inc.	15,330,000	1,424,617
Avago Technologies Ltd.	10,126,993	729,852
Cisco Systems, Inc.	27,230,000	676,665
ASML Holding NV	4,555,030	424,192
ASML Holding NV (New York registered)	2,481,000	231,403
Texas Instruments Inc.	12,280,300	586,876
Intel Corp.	12,000,000	370,800
Analog Devices, Inc.	6,799,000	367,622
Amphenol Corp., Class A	3,650,000	351,641
salesforce.com, inc.[1]	4,430,000	257,294
Intuit Inc.	2,962,382	238,561
Taiwan Semiconductor Manufacturing Co. Ltd.	47,435,000	200,969
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,200,000	25,668
Baidu, Inc., Class A (ADR)[1]	985,000	184,008
MasterCard Inc., Class A	2,500,000	183,675
LinkedIn Corp., Class A1	1,020,000	174,899
Maxim Integrated Products, Inc.	5,000,000	169,050
Visa Inc., Class A	750,000	158,032
Murata Manufacturing Co., Ltd.	1,455,000	136,172
TE Connectivity Ltd.	1,955,000	120,897
ASM Pacific Technology Ltd.	10,397,300	113,627
Rackspace Hosting, Inc.[1]	3,172,700	106,793
Concur Technologies, Inc.[1]	474,000	44,243
		11,226,566

Industrials 13.89%

Boeing Co.	11,225,000	1,428,157
Union Pacific Corp.	13,230,000	1,319,692
General Electric Co.	35,050,000	921,114
Common stocks
		Value
Industrials (continued)	Shares	(000)

Caterpillar Inc.	7,025,000	$ 763,407
Airbus Group NV	8,490,000	568,945
Parker-Hannifin Corp.	4,350,000	546,925
Lockheed Martin Corp.	3,113,200	500,385
Rockwell Automation	3,500,000	438,060
Deere & Co.	3,800,000	344,090
Masco Corp.	12,350,000	274,170
Schneider Electric SE	2,807,000	264,249
Siemens AG	2,000,000	264,138
Iron Mountain Inc.	6,319,011	224,009
Honeywell International Inc.	2,400,000	223,080
Cummins Inc.	1,410,000	217,549
TransDigm Group Inc.	1,260,000	210,748
United Technologies Corp.	1,725,000	199,151
MTU Aero Engines AG	1,835,346	168,858
Fastenal Co.	3,100,000	153,419
Waste Management, Inc.	3,400,000	152,082
Grafton Group PLC, units[2]	15,037,000	149,259
United Continental Holdings, Inc.[1]	3,600,000	147,852
Meggitt PLC	14,055,334	121,715
Ryanair Holdings PLC (ADR)[1]	1,850,000	103,230
Northrop Grumman Corp.	740,000	88,526
Adecco SA	250,000	20,580
		9,813,390

Health care 10.33%

Merck & Co., Inc.	22,285,000	1,289,187
Gilead Sciences, Inc.[1]	9,643,790	799,567
Vertex Pharmaceuticals Inc.[1]	6,215,000	588,436
Express Scripts Holding Co.[1]	8,380,000	580,985
Bristol-Myers Squibb Co.	10,100,000	489,951
AbbVie Inc.	7,415,000	418,503
Johnson & Johnson	4,000,000	418,480
Pfizer Inc.	12,975,000	385,098
Roche Holding AG	1,234,000	368,057
Edwards Lifesciences Corp.[1]	3,300,000	283,272
Baxter International Inc.	3,751,755	271,252
Hologic, Inc.[1]	10,005,000	253,627
Boston Scientific Corp.[1]	18,331,300	234,091
Regeneron Pharmaceuticals, Inc.[1]	760,000	214,677
Thermo Fisher Scientific Inc.	1,400,000	165,200
UnitedHealth Group Inc.	1,852,000	151,401
AstraZeneca PLC	1,887,100	140,180
Intuitive Surgical, Inc.[1]	243,000	100,067
PerkinElmer, Inc.	2,035,000	95,320
Humana Inc.	396,000	50,577
		7,297,928

Energy 10.16%

ConocoPhillips	8,279,100	709,767
Suncor Energy Inc.	15,592,932	664,897
Enbridge Inc.	11,385,767	540,238
Noble Energy, Inc.	5,634,400	436,441
Common stocks
		Value
Energy (continued)	Shares	(000)

Occidental Petroleum Corp.	4,000,000	$ 410,520
Royal Dutch Shell PLC, Class B (ADR)	4,663,834	405,800
FMC Technologies, Inc.[1]	6,600,000	403,062
Chevron Corp.	3,016,137	393,757
Baker Hughes Inc.	5,000,000	372,250
Concho Resources Inc.[1]	2,420,000	349,690
Southwestern Energy Co.[1]	7,000,000	318,430
Chesapeake Energy Corp.	9,870,000	306,760
Denbury Resources Inc.	15,725,000	290,283
Schlumberger Ltd.	2,100,000	247,695
EOG Resources, Inc.	2,000,000	233,720
Oceaneering International, Inc.	2,449,764	191,400
Peyto Exploration & Development Corp.	3,977,500	150,258
Kinder Morgan, Inc.	3,990,000	144,678
Murphy Oil Corp.	2,140,000	142,267
Phillips 66	1,670,000	134,318
Pioneer Natural Resources Co.	500,000	114,905
Oil States International, Inc.[1]	1,467,000	94,020
CONSOL Energy Inc.	1,600,000	73,712
Spectra Energy Corp	1,300,000	55,224
		7,184,092

Consumer staples 5.82%

Philip Morris International Inc.	15,820,000	1,333,784
Procter & Gamble Co.	8,160,000	641,294
PepsiCo, Inc.	5,000,000	446,700
British American Tobacco PLC	5,345,000	318,148
Campbell Soup Co.	6,000,000	274,860
Wal-Mart Stores, Inc.	2,850,000	213,950
Herbalife Ltd.	3,062,000	197,621
Japan Tobacco Inc.	4,705,000	171,517
Costco Wholesale Corp.	1,460,000	168,134
Pernod Ricard SA	1,150,000	138,101
Altria Group, Inc.	2,595,000	108,834
Kimberly-Clark Corp.	900,000	100,098
		4,113,041

Materials 4.32%

Potash Corp. of Saskatchewan Inc.	16,688,300	633,488
LyondellBasell Industries NV, Class A	5,270,000	514,615
FMC Corp.	6,408,000	456,185
E.I. du Pont de Nemours and Co.	6,000,000	392,640
Mosaic Co.	5,500,000	271,975
Monsanto Co.	1,500,000	187,110
Praxair, Inc.	1,300,000	172,692
MeadWestvaco Corp.	3,660,000	161,992
Rio Tinto PLC	2,000,000	106,398
Dow Chemical Co.	1,858,318	95,629
HudBay Minerals Inc.	6,744,900	62,389
		3,055,113

Telecommunication services 1.58%

Verizon Communications Inc.	9,921,369	485,452
SoftBank Corp.	4,195,000	312,353
Common stocks
		Value
Telecommunication services (continued)	Shares	(000)

Deutsche Telekom AG	12,800,000	$ 224,346
Orange	6,000,000	94,687
		1,116,838

Utilities 0.52%

National Grid PLC	11,065,000	159,068
PG&E Corp.	2,500,000	120,050
FirstEnergy Corp.	2,500,000	86,800
		365,918
Miscellaneous 2.07%

Other common stocks in initial period of acquisition		1,459,481
Total common stocks (cost: $44,289,165,000)		68,344,196
	Principal amount
Short-term securities 3.43%	(000)

Federal Home Loan Bank 0.04%–0.10% due 7/2/2014–9/3/2014	$748,950	748,928
Freddie Mac 0.06%–0.17% due 7/7/2014–6/11/2015	549,300	549,065
Coca-Cola Co. 0.11%–0.17% due 7/10/2014–12/1/2014[3]	156,300	156,259
Fannie Mae 0.055%–0.14% due 9/8/2014–11/4/2014	141,800	141,788
General Electric Capital Corp. 0.13%–0.16% due 8/5/2014–8/29/2014	100,000	99,990
General Electric Co. 0.06% due 7/1/2014	29,700	29,700
Emerson Electric Co. 0.09%–0.11% due 7/3/2014–7/23/2014[3]	125,000	124,997
Private Export Funding Corp. 0.12%–0.26% due 7/22/2014–1/22/2015[3]	101,500	101,446
Wal-Mart Stores, Inc. 0.09%–0.10% due 7/28/2014[3]	84,200	84,197
Federal Farm Credit Banks 0.11%–0.15% due 8/25/2014–3/30/2015	74,600	74,561
Abbott Laboratories 0.09%–0.10% due 7/28/2014–9/3/2014[3]	62,200	62,194
Procter & Gamble Co. 0.09% due 8/12/2014[3]	58,300	58,296
United Parcel Service Inc. 0.13% due 1/2/2015[3]	54,300	54,254
Chevron Corp. 0.07% due 7/10/2014[3]	35,600	35,599
John Deere Bank SA 0.09% due 7/17/2014[3]	19,760	19,759
John Deere Financial Ltd. 0.09% due 7/16/2014[3]	14,600	14,599
Chariot Funding, LLC 0.26% due 1/26/2015[3]	25,000	24,969
Honeywell International Inc. 0.12% due 7/23/2014[3]	19,600	19,599
National Rural Utilities Cooperative Finance Corp. 0.09% due 7/7/2014	15,000	15,000
Microsoft Corp. 0.09% due 8/27/2014[3]	9,900	9,899
Total short-term securities (cost: $2,424,964,000)		2,425,099
Total investment securities (cost: $46,714,129,000)		70,769,295
Other assets less liabilities		(100,979)
Net assets		$70,668,316

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Represents an affiliated company as defined under the Investment Company Act of 1940.

3Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $766,067,000, which represented 1.08% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-010-0814O-S42154

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS FUNDAMENTAL INVESTORS

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: August 29, 2014

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: August 29, 2014